Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 149,475	$ 97,870
Series A and D Preferred shares dividend	8,020	7,933
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$ 141,455	$ 89,937
Weighted average number of shares
Basic (in shares)	382,323,434	271,832,430
Effect of dilutive securities (in shares)	3,662,714	2,244,602
Diluted (in shares)	385,986,148	274,077,032
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,164	$ 4,119
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,856	$ 3,814